Lease (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 486,748	$ 383,236
2025	105,929	160,494
Less: Imputed interest/present value discount	(38,690)	(26,374)
Present value of lease liabilities	$ 644,458	$ 517,356	$ 1,011,134